DEFERRED OFFERING COSTS (Details)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 HKD ($)
Notes and other explanatory information [abstract]
Legal fees		$ 741
Other professional expenses		902
Deferred offering cost	$ 211	$ 1,643